Current Assets - Trade And Other Receivables - Movements in the allowance for impairment loss (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Trade and other current receivables [abstract]
Balance	$ 23,452	$ 88,859
Write off during the year	(7,099)	(88,859)
Charge for the year	8,802	23,452
Balance	$ 25,155	$ 23,452